Summary of Significant Accounting Policies (Details 2)	Dec. 31, 2024
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years